CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Series E Convertible Preferred Shares	Preferred Stock Series C [Member]	Preferred Stock Series C1 [Member]	Preferred Stock Series C2 [Member]	Preferred Stock Series D [Member]	Common Stock [Member]	Preferred Stock Series E [Member]	Additional Paid-In Capital	Treasury Stock [Member]	Accumulated Deficit [Member]	Preferred Stock Series F [Member]	Preferred Stock Series F-2 [Member]	Preferred Stock Series G [Member]
Balance, shares at Dec. 31, 2018				1,000	3,000		2,669,000
Balance, amount at Dec. 31, 2018	$ (15,824,000)		$ 105,000	$ 170,000	$ 531,000		$ 2,877,000		$ 118,259,000	$ (132,000)	$ (137,634,000)
Shares in transit	692,000								692,000
Conversion of debt into common stock, shares							650,000
Conversion of debt into common stock, amount	33,000						$ 517,000		(484,000)
Beneficial conversion feature of convertible debt	77,000								77,000
Stock-based compensation	8,000								8,000
Net loss	$ (1,921,000)										(1,921,000)
Balance, shares at Dec. 31, 2019	3,319,469			1,000	3,000		3,319,000
Balance, amount at Dec. 31, 2019	$ (16,935,000)		105,000	$ 170,000	$ 531,000	$ 0	$ 3,394,000	$ 0	118,552,000	(132,000)	(139,555,000)
Conversion of debt into common stock, shares							8,132,000
Conversion of debt into common stock, amount	2,929,000						$ 8,000	0	2,921,000	0
Conversion of debt into common stock			0	0	0	0
Stock-based compensation	251,000		0	0	0	0	0	0	251,000	0	0
Net loss	(2,445,000)		0	0	0	0	$ 0	0	0	0	(2,445,000)
Issuance of common stock for manufacturing agreements, shares							12,000
Issuance of common stock for manufacturing agreements, amount	0						$ 0	$ 0	0	0	0
Issuance of common stock for payment of Series D preferred dividends	26,000					107,000	107,000		26,000
Issuance of common stock for manufacturing agreements			0	0	0	$ 0
Issuance of preferred stock in financing, shares						1,000		2,000
Issuance of preferred stock in financing, amount	1,815,000		0	0	0	$ 276,000	0	$ 1,539,000	0	0	0
Issuance of common stock in financing			0	0	0	0
Issuance of warrants in financing	70,000		0	0	0	0	$ 0	0	70,000	0	0
Issuance of common stock in financing, shares							1,526,000
Issuance of common stock in financing, amount	462,000						$ 2,000	0	460,000	0	0
Beneficial conversion feature of debt			0	0	0	0
Accrued series D preferred stock dividends	(75,000)		0	$ 0	$ 0	$ 0	0	0	0	0	(75,000)
Beneficial conversion feature of debt	82,000						$ 0	$ 0	82,000	0	0
Balance, shares at Sep. 30, 2020				1,000	3,000	108,000	13,096,000	2,000
Balance, amount at Sep. 30, 2020	$ (13,820,000)		105,000	$ 170,000	$ 531,000	$ 276,000	$ 3,404,000	$ 1,539,000	122,362,000	(132,000)	(142,075,000)
Balance, shares at Dec. 31, 2019	3,319,469			1,000	3,000		3,319,000
Balance, amount at Dec. 31, 2019	$ (16,935,000)		105,000	$ 170,000	$ 531,000	$ 0	$ 3,394,000	$ 0	118,552,000	(132,000)	(139,555,000)
Beneficial conversion feature of convertible debt	82,000								82,000
Stock-based compensation	310,000								310,000
Net loss	(279,000)										(279,000)
Series D preferred offering, shares						1,000	1,526,000
Series D preferred offering, amount	737,000					$ 276,000	$ 1,000		460,000
Series E preferred offering	1,639,000
Conversion of debt into common stock - exchange agreements, shares							7,957,000
Conversion of debt into common stock - exchange agreements, amount	2,879,000						$ 8,000		2,871,000
Conversion of debt into common stock - convertible debt, shares							175,000
Conversion of debt into common stock - convertible debt, amount	50,000								50,000
Issuance of common stock for manufacturing agreements, shares							12,000
Issuance of common stock for payment of Series D preferred dividends	40,000						$ 149,000		40,000
Warrants exchanged for fixed price warrants	117,000								117,000
Adjustment to warrant liability for adoption of ASU 2017-11	627,000								627,000
Accrued preferred dividends	$ (122,000)										(122,000)
Series E preferred offering, shares								2,000
Series E preferred offering, amount								$ 1,639,000
Balance, shares at Dec. 31, 2020	13,138,282			1,000	3,000	1,000	13,138,000	2,000
Balance, amount at Dec. 31, 2020	$ (10,855,000)		105,000	$ 170,000	$ 531,000	$ 276,000	$ 3,403,000	$ 1,639,000	123,109,000	(132,000)	(139,956,000)	$ 0	$ 0	$ 0
Balance, shares at Jun. 30, 2020				1,000	3,000	1,000	12,764,000	1,000
Balance, amount at Jun. 30, 2020	(16,423,000)		105,000	$ 170,000	$ 531,000	$ 276,000	$ 3,403,000	$ 798,000	122,030,000	(132,000)	(143,604,000)
Conversion of debt into common stock, shares							175,000
Conversion of debt into common stock, amount	50,000						$ 0	0	50,000	0
Conversion of debt into common stock			0	0	0	0
Stock-based compensation	251,000		0	0	0	0	0	0	251,000	0	0
Net loss	1,575,000		0	0	0	0	0	$ 0	0	0	1,575,000
Issuance of preferred stock in financing, shares								1,000
Issuance of preferred stock in financing, amount	741,000						$ 0	$ 741,000	0	0	0
Issuance of common stock in financing			0	0	0	0
Issuance of common stock in financing, shares							50,000
Issuance of common stock in financing, amount	6,000						$ 1,000	0	5,000	0	0
Accrued series D preferred stock dividends	(46,000)		0	0	0	0	$ 0	$ 0	0	0	(46,000)
Issuance of preferred stock in financing			0	$ 0	$ 0	$ 0
Balance, shares at Sep. 30, 2020				1,000	3,000	108,000	13,096,000	2,000
Balance, amount at Sep. 30, 2020	$ (13,820,000)		105,000	$ 170,000	$ 531,000	$ 276,000	$ 3,404,000	$ 1,539,000	122,362,000	(132,000)	(142,075,000)
Balance, shares at Dec. 31, 2020	13,138,282			1,000	3,000	1,000	13,138,000	2,000
Balance, amount at Dec. 31, 2020	$ (10,855,000)		105,000	$ 170,000	$ 531,000	$ 276,000	$ 3,403,000	$ 1,639,000	123,109,000	(132,000)	(139,956,000)	0	0	0
Stock-based compensation	178,000						0	0	178,000	0	0	0	0	0
Net loss	(1,626,000)						0	0	0	0	(1,626,000)	0	0	0
Issuance of common stock for payment of Series D preferred dividends	39,000						83,000		39,000	0	0
Accrued preferred dividends	(296,000)						0	0	0	0	(296,000)	0	0	0
Series F preferred offering	1,195,000		0	0	0	0	0		0	0	0
Series F-2 preferred offering			0	0	0	0
Conversion of debt and expenses for Series F-2 preferred stock	2,559,000		0	0	0	0	0		0	0	0
Issuance of common stock to finders			0	0	0	0		0				0	0	0
Series G preferred offering	0		0	0	0	$ 0	0		0	0	0
Series G redemption	0		0	$ 0	$ 0		0		0
Issuance of common stock for payment of Series D preferred dividends								0				0	0	0
Issuance of common stock for payment of Series E preferred dividends								0				0	0	0
Issuance of warrants to consultants	1,093,000						0	0	1,093,000	0	0	0	0	0
Conversion of warrants from liabilities to equity	1,755,000						0	0	1,755,000	0	0	$ 0	0	0
Series F-2 preferred offering	404,000						$ 0		0	0
Issuance of common stock to finders, shares							98,000
Issuance of common stock to finders, amount	54,000						$ 0		54,000	0	0
Issuance of common stock for payment of Series E preferred dividends, shares							288,000
Issuance of common stock for payment of Series E preferred dividends, amount	118,000						$ 0		118,000	0	0
Warrants issued with debt	$ 304,000						$ 0		304,000	0	0
Series F preferred offering, shares												1,000
Series F preferred offering, amount								0				$ 1,195,000	$ 0	0
Series F-2 preferred offering, shares													1,000
Series F-2 preferred offering, amount								0				0	$ 404,000	0
Conversion of debt and expenses for Series F-2 preferred stock, shares													2,000
Conversion of debt and expenses for Series F-2 preferred stock, amount								0				0	$ 2,559,000	$ 0
Series G preferred offering, shares														153,000
Series G preferred offering, amount								0				0	0	$ 0
Series G redemption, shares														(153,000)
Series G redemption, amount								0				0	0	$ 0
Beneficial conversion feature of warrants issued with debt								$ 0				$ 0	$ 0	0
Balance, shares at Sep. 30, 2021	13,607,609	2,000		1,000	3,000	1,000	13,607,000	2,000				1,000	3,000
Balance, amount at Sep. 30, 2021	$ (5,078,000)	$ 1,639,000	105,000	$ 170,000	$ 531,000	$ 276,000	$ 3,403,000	$ 1,639,000	126,650,000	(132,000)	(141,878,000)	$ 1,195,000	$ 2,963,000	0
Balance, shares at Jun. 30, 2021		2,000		1,000	3,000	1,000	13,297,000
Balance, amount at Jun. 30, 2021	(5,324,000)	$ 1,639,000	105,000	$ 170,000	$ 531,000	$ 276,000	$ 3,403,000		126,353,000	(132,000)	(141,827,000.00)
Stock-based compensation		0
Net loss	68,000	0	0	0	0	0	0		0	0	68,000
Issuance of common stock for payment of Series D preferred dividends	11,000						22,000		11,000	0	0
Accrued preferred dividends	(119,000)	0	0	0	0	0	0		0	0	(119,000)
Series F preferred offering	0	0	0	0	0	0	0		0	0	0
Series F-2 preferred offering		0	0	0	0	0
Conversion of debt and expenses for Series F-2 preferred stock	0						0		0	0	0
Issuance of common stock to finders	0	0	0	0	0	0	0		0	0	0
Series G preferred offering	0	0	0	0	0	0	0		0	0	0
Series G redemption	0		0	0	0	0	0
Issuance of common stock for payment of Series D preferred dividends		0	0	0	0	0
Issuance of common stock for payment of Series E preferred dividends		0	0	0	0	0
Issuance of warrants to consultants	112,000	0	0	0	0	0	0		112,000	0	0
Stock-based compensation	56,000		0	0	0	0	0		56,000	0	0
Series F-2 preferred offering	0						$ 0		0	0
Issuance of common stock for payment of Series E preferred dividends, shares							288,000
Issuance of common stock for payment of Series E preferred dividends, amount	118,000						$ 0		118,000	0	0
Series G redemption, amount		0
Conversion of debt and expenses for Series F-2 preferred stock		0	0	0	0	0
Conversion of warrants from liability to equity	$ 0	$ 0	0	$ 0	$ 0	$ 0			0
Balance, shares at Sep. 30, 2021	13,607,609	2,000		1,000	3,000	1,000	13,607,000	2,000				1,000	3,000
Balance, amount at Sep. 30, 2021	$ (5,078,000)	$ 1,639,000	$ 105,000	$ 170,000	$ 531,000	$ 276,000	$ 3,403,000	$ 1,639,000	$ 126,650,000	$ (132,000)	$ (141,878,000)	$ 1,195,000	$ 2,963,000	$ 0